Going Concern (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net (loss) attributable to company common shareholders	$ 12,924	$ 10,727
Working capital deficit	24,700
Accumulated deficit	97,168	84,244
Principal balance	19,107	18,886
Proceeds from long-term debt	306	$ 456
Powderhorn, LLC [Member] | December 31, 2017 to March 21, 2018 [Member]
Proceeds from long-term debt	535
Water Redevelopment Subsidiary [Member] | December 31, 2017 to March 21, 2018 [Member]
Proceeds from sale of preferred membership units	257
GrowCo Note [Member]
Principal balance	4,000
GrowCo Note [Member] | Blue and Green, LLC [Member]
Principal balance	$ 2,115